Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 430,491,899.25
Previously Paid Amount	0.00
Total Fee Amount	65,908.31
Total Offset Amount	95,513.73
Net Fee	$ 0.00